Provisions	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Provisions
13.	PROVISIONS
The Company’s provisions were as follows, as at:

	January 31, 2025	January 31, 2024
Product-related	$876.1	$863.9
Restructuring	20.1	4.4
Other	39.8	46.9
Total provisions	$936.0	$915.2
Current	790.8	766.7
Non-current	145.2	148.5
Total provisions	$936.0	$915.2
Product-related provisions include provisions for regular warranty coverage on products sold, product liability provisions and provisions related to sales programs offered by the Company to its Customers in order to support the retail activity.
The
non-current
portion of provisions is mainly attributable to product-related provisions. As at January 31, 2025, the Company estimates that cash outflows related to those non-current
provisions could occur from February 1, 2026 to January 31, 2029.
The changes in provisions were as follows:

	Product-related	Restructuring	Other	Total
Balance as at January 31, 2024	$863.9	$4.4	$46.9	$915.2
Expensed during the period	1,301.7	84.3	48.9	1,434.9
Paid during the period	(1,297.6)	(68.5)	(29.2)	(1,395.3)
Reversed during the period	(2.6)	(0.4)	(18.1)	(21.1)
Effect of foreign currency exchange rate changes	47.7	0.3	1.6	49.6
Unwinding of discount and effect of changes in discounting estimates	3.7	—	—	3.7
Liabilities associated with assets held for sale (Note 30)	(40.7)	—	(10.3)	(51.0)
Balance as at January 31, 2025	$876.1	$20.1	$39.8	$936.0